CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 277,821	$ 236,460	$ 152,530
Business tax and other sales tax	(7,197)	(5,955)	(3,102)
Net revenues	270,624	230,505	149,428
Cost of revenues	244,470	197,908	147,541
Gross profit	26,154	32,597	1,887
Operating expenses:
Selling and marketing (including share-based compensation of $1,540, $2,424 and $1,422 in 2009, 2010 and 2011, respectively)	18,238	18,112	13,439
General and administrative (including share-based compensation of $4,226, $5,547 and $3,192 in 2009, 2010 and 2011, respectively)	22,004	24,646	34,936
Impairment of intangible assets	656	1,000
Impairment of goodwill	1,003
Total operating expenses	41,901	43,758	48,375
Loss from operations	(15,747)	(11,161)	(46,488)
Interest income	1,242	694	2,025
Gain on remeasurement of fair value of cost and equity method investments (net)		919
Other income, net	1,848	940	1,239
Loss before income taxes and share of income on equity method investments	(12,657)	(8,608)	(43,224)
Income tax benefits(expenses)	(266)	735	6,032
Loss before share of income on equity method investments	(12,923)	(7,873)	(37,192)
Share of income on equity method investments	243	290	164
Net loss	(12,680)	(7,583)	(37,028)
Less: Net income/(loss) attributable to noncontrolling interests	(3,084)	(2,666)	211
Net loss attributable to AirMedia Group Inc.'s shareholders	$ (9,596)	$ (4,917)	$ (37,239)
Net loss attributable to AirMedia Group Inc.'s shareholders per ordinary share - basic	$ (0.07)	$ (0.04)	$ (0.28)
Net loss attributable to AirMedia Group Inc.'s shareholders per ordinary share - diluted	$ (0.07)	$ (0.04)	$ (0.28)
Weighted average shares used in calculating net loss per ordinary share - basic	129,537,955	131,252,115	131,320,730
Weighted average shares used in calculating net loss per ordinary share - diluted	129,537,955	131,252,115	131,320,730